Registration No. 811-01136
Registration No. 002-19458

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________________________________
Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No.	176	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	176	☒

(Check appropriate box or boxes)
______________________________________

GUGGENHEIM FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)
______________________________________

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100
______________________________________

Copies To:
Donald C. Cacciapaglia, President Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer Guggenheim Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)
______________________________________

It is proposed that this filing will become effective (check appropriate box):

☒    immediately upon filing pursuant to paragraph (b)
☐    on _____________ pursuant to paragraph (b)
☐    60 days after filing pursuant to paragraph (a)(1)
☐    on _____________ pursuant to paragraph (a)(1)
☐    75 days after filing pursuant to paragraph (a)(2)
☐    on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused Post-Effective Amendment No. 176 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 22nd day of May 2015.
GUGGENHEIM FUNDS TRUST
(Registrant)
By:        DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer and President
Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 22nd day of May 2015.

Jerry B. Farley Trustee	GUGGENHEIM FUNDS TRUST

Donald A. Chubb, Jr. Trustee Maynard F. Oliverius Trustee	By: _______AMY J. LEE____________________________ Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
Randall C. Barnes Trustee	By: ___ JOHN L. SULLIVAN____________________ John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer
Roman Friedrich III Trustee
Robert B. Karn III Trustee	By: ___ DONALD C. CACCIAPAGLIA__________ Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee
Ronald A. Nyberg Trustee

Ronald E. Toupin, Jr. Trustee

EXHIBIT INDEX

Exhibit Number        Exhibit:

EX-101.INS        XBRL Instance Document

EX-101.SCH        XBRL Taxonomy Extension Schema Document

EX-101.CAL        XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF        XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB        XBRL Taxonomy Extension Label Linkbase

EX-101.PRE        XBRL Taxonomy Extension Presentation Linkbase